Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2015 Portfolio℠
September 30, 2023
VIPF2015-NPRT3-1123
1.822346.118
Domestic Equity Funds - 16.6%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	39,543	1,777,836
VIP Equity-Income Portfolio Initial Class (a)	60,779	1,456,258
VIP Growth & Income Portfolio Initial Class (a)	76,732	1,989,666
VIP Growth Portfolio Initial Class (a)	34,371	2,927,739
VIP Mid Cap Portfolio Initial Class (a)	13,650	461,226
VIP Value Portfolio Initial Class (a)	56,910	1,031,201
VIP Value Strategies Portfolio Initial Class (a)	33,199	513,924
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,905,017)		10,157,850

International Equity Funds - 19.4%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	466,505	4,627,730
VIP Overseas Portfolio Initial Class (a)	314,240	7,268,375
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,157,912)		11,896,105

Bond Funds - 56.1%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,020,717	9,135,416
Fidelity International Bond Index Fund (a)	214,754	1,907,013
Fidelity Long-Term Treasury Bond Index Fund (a)	250,056	2,278,013
VIP High Income Portfolio Initial Class (a)	221,098	1,012,627
VIP Investment Grade Bond II Portfolio - Initial Class (a)	2,169,075	19,977,181
TOTAL BOND FUNDS (Cost $37,529,028)		34,310,250

Short-Term Funds - 7.9%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 5.09% (a)(b) (Cost $4,852,325)	4,852,325	4,852,325

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $54,444,282)	61,216,530
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5,386)
NET ASSETS - 100.0%	61,211,144

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	9,340,550	1,832,275	1,969,838	7,974	(108,303)	40,732	9,135,416
Fidelity International Bond Index Fund	1,986,570	353,062	448,749	22,567	(20,966)	37,096	1,907,013
Fidelity Long-Term Treasury Bond Index Fund	2,534,370	832,274	891,616	51,922	(166,499)	(30,516)	2,278,013
VIP Contrafund Portfolio Initial Class	1,878,902	300,506	722,917	17,653	231,889	89,456	1,777,836
VIP Emerging Markets Portfolio Initial Class	5,128,468	1,489,023	2,099,728	8,133	173,373	(63,406)	4,627,730
VIP Equity-Income Portfolio Initial Class	1,683,614	258,487	516,676	-	131,487	(100,654)	1,456,258
VIP Government Money Market Portfolio Initial Class 5.09%	5,000,334	2,157,673	2,305,682	177,791	-	-	4,852,325
VIP Growth & Income Portfolio Initial Class	2,178,635	370,571	727,762	7,659	246,384	(78,162)	1,989,666
VIP Growth Portfolio Initial Class	2,950,825	600,323	1,153,791	19,545	52,534	477,848	2,927,739
VIP High Income Portfolio Initial Class	1,045,072	156,079	227,750	686	(11,632)	50,858	1,012,627
VIP Investment Grade Bond II Portfolio - Initial Class	19,337,016	4,823,140	3,999,225	6,080	(23,567)	(160,183)	19,977,181
VIP Mid Cap Portfolio Initial Class	525,432	74,608	158,525	1,180	32,363	(12,652)	461,226
VIP Overseas Portfolio Initial Class	7,669,123	1,327,854	2,269,706	-	476,810	64,294	7,268,375
VIP Value Portfolio Initial Class	1,213,978	163,679	443,692	-	217,082	(119,846)	1,031,201
VIP Value Strategies Portfolio Initial Class	601,736	81,502	215,566	1,384	112,529	(66,277)	513,924
	63,074,625	14,821,056	18,151,223	322,574	1,343,484	128,588	61,216,530

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.